Condensed Consolidated Statements Of Shareholders' Equity (USD $)	Common Stock [Member]	Retained Earnings [Member]	Total Shareholders' Equity Attributable To OCC [Member]	Noncontrolling Interest [Member]	Total
Balances at Oct. 31, 2009	$ 5,166,016	$ 28,090,739	$ 33,256,755		$ 33,256,755
Balances, shares at Oct. 31, 2009	6,508,821
Share-based compensation, net	821,761		821,761		821,761
Share-based compensation, net shares	(85,825)
Repurchase and retirement of common stock (at cost)		(425,345)	(425,345)		(425,345)
Repurchase and retirement of common stock (at cost), shares	(142,823)				(142,823)
Common stock dividends declared		(62,802)	(62,802)		(62,802)
Net income (loss)		(5,732,925)	(5,732,925)	(277,382)	(6,010,307)
Balances at Oct. 31, 2010	5,987,777	21,869,667	27,857,444	(277,382)	27,580,062
Balances, shares at Oct. 31, 2010	6,280,173
Share-based compensation, net	630,973		630,973		630,973
Share-based compensation, net shares	190,613
Repurchase and retirement of common stock (at cost)		(846,287)	(846,287)		(846,287)
Repurchase and retirement of common stock (at cost), shares	(183,025)				(183,025)
Common stock dividends declared		(252,087)	(252,087)		(252,087)
Excess tax benefits from share-based compensation	152,815		152,815		152,815
Net income (loss)		666,316	666,316	(208,817)	457,499
Balances at Oct. 31, 2011	6,771,565	21,437,609	28,209,174	(486,199)	27,722,975
Balances, shares at Oct. 31, 2011	6,287,761
Share-based compensation, net	1,249,417		1,249,417		1,249,417
Share-based compensation, net shares	390,831
Repurchase and retirement of common stock (at cost)		(1,176,661)	(1,176,661)		(1,176,661)
Repurchase and retirement of common stock (at cost), shares	(267,000)				(267,000)
Common stock dividends declared		(390,451)	(390,451)		(390,451)
Excess tax benefits from share-based compensation	3,562		3,562		3,562
Net income (loss)		2,749,317	2,749,317	(123,117)	2,626,200
Balances at Oct. 31, 2012	$ 8,024,544	$ 22,619,814	$ 30,644,358	$ (609,316)	$ 30,035,042
Balances, shares at Oct. 31, 2012	6,411,592